Summary of Significant Accounting (Table)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Basis of presentation

Derivative financial instruments	Fair value
Available-for-sale financial assets	Fair value
Liabilities for cash-settled share-based payment arrangements	Fair value
Net defined benefit liability	Fair value of plan assets less the present value of the
defined benefit obligation

Disclosure of estimated useful lives

Land	Not depreciated
Buildings	15 - 25 years
Plant and equipment	3 - 15 years
Furniture and fixtures	3 - 10 years
Other	3 - 5 years